Share-Based Compensation	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Share-Based Compensation
11. Share-based Compensation
Employees, including senior executives, of the Group receive incentives in the form of share-based options, whereby employees render services as consideration for equity instruments (equity-settled transactions). The Group maintains a plan under which the share-based option awards are issued or modified. The Plan provides for the direct allocation as well as the sale of shares and the granting of options for the purchase of shares, at the discretion of the Group’s Board of Directors, to certain employees, advisors and/or independent directors. The option incentives are usually granted for a four-year vesting term and have a maximum term of ten years.
The Group recognized share-based compensation expense of $10,962 thousand, $1,984 thousand and $959 thousand for the years ended December 31, 2021, 2020 and 2019 respectively. The following components of Shareholders’ equity were increased as follows:

	Year Ending December 31,
	2021	2020	2019
Other paid-in capital	$9,968	$859	$852
Additional paid-in capital	—	1,120	—
Forfeiture options (reclassified to retained earnings)	994	5	107

Total	$10,962	$1,984	$959

There were no cancellations or modifications to the granted awards in 2021, 2020 and 2019.
The following table illustrates the number and weighted average exercise prices (“WAEP”) of, and movements in, share options during the years 2021, 2020 and 2019:

	Number 2021	WAEP 2021	Number 2020	WAEP 2020	Number 2019	WAEP 2019
Outstanding at January 1st	1,421,314	$2.75	1,238,025	$2.41	678,677	$1.79
Granted during the year	1,080,491	10.45	348,444	4.14	617,173	3.04
Forfeited during the year	(72,115)	4.21	(104,152)	3.93	(22,278)	1.79
Excercised during the year	(333,806)	2.25	(56,577)	1.82	(9,136)	1.79
Expired during the year	(17,475)	2.53	(4,426)	2.37	(26,411)	1.79
Outstanding at December 31st	2,078,409	$6.79	1,421,314	$2.75	1,238,025	$2.41
Excersisable at December 31st	1,001,770	$3.00	992,024	$2.35	771,631	$2.08
The accumulated amounts related to Share-based options recognized as Other paid-in
capital in equity for the years ended December 31, 2021, 2020 and 2019 were 12,432 thousand, 2,464 thousand and 1,605 thousand, respectively. See the Consolidated Statement of Changes in Equity.
The weighted average remaining contractual life for the share options outstanding were 7.95 years, 7.20 years and 7.88 years as of December 31, 2021, 2020 and 2019, respectively.
The following table list the inputs used for the measurement of the Plan during the years ended December 31, 2021, 2020 and 2019, respectively:

	Year Ending December 31,
	2021	2020	2019
Weighted average fair values at the measurement date (grant date)	$23.36	$6.31	$2.05
Dividend yield (%)	—	—	—
Expected volatility (%)	61 - 72	59 - 61	52 - 61
Risk-free interest rate (%)	0.5 - 1.4	0.4 - 0.5	1.3 - 2.2
Contractual life of share options (years)	10	10	10
Weighted average share price (USD)	$6.79	$2.75	$3.04
Model used	Black Scholes	Black Scholes	Black Scholes
The expected volatility reflects the assumption that the historical volatility over a period similar to the life of the options is indicative of future trends, which may not necessarily be the actual outcome.
As further detailed in Note 20 (Subsequent Events), and in connection with the merger transaction closed in January 2022, all options to purchase the Group’s ordinary shares were assumed by Satellogic Inc., the new listed company, and became options to purchase Class A Ordinary Shares of Satellogic Inc., as determined in accordance with the Merger Agreement.